LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
March 31, 2020 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		39,921	$ 38,194
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		65,272	63,532
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		81,806	82,162
Total Non-Agency Collateralized Mortgage Obligations (Cost $192,451)			183,888
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.30%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,023,955
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	923,853
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	875,399
•Irvine Core Office Trust Series 2013-IRV A2 3.17% 5/15/48		798,000	799,129
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	363,201
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,048,068)			3,985,537
ΔSOVEREIGN BONDS–45.27%
Australia–0.79%
Australia Government Bonds
0.75% 11/21/27	AUD	1,155,000	779,559
1.25% 2/21/22	AUD	5,255,000	3,792,808
1.25% 8/21/40	AUD	1,000,000	759,784
3.00% 9/20/25	AUD	6,115,000	5,401,730
			10,733,881
Canada–0.69%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	351,762	359,111
4.25% 12/1/21	CAD	4,906,600	3,671,320
4.25% 12/1/26	CAD	6,027,448	5,362,257
			9,392,688
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.24%
Colombia Government International Bond 3.00% 1/30/30		3,500,000	$ 3,190,250
			3,190,250
Denmark–0.30%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	26,650,692	4,110,816
			4,110,816
France–12.14%
French Republic Government Bond O.A.T
0.10% 3/1/21	EUR	20,175,874	22,394,283
0.10% 3/1/25	EUR	10,179,611	11,479,135
0.10% 3/1/28	EUR	3,572,529	4,094,791
0.25% 7/25/24	EUR	11,261,106	12,915,420
0.70% 7/25/30	EUR	12,068,558	15,072,277
1.10% 7/25/22	EUR	53,251,659	61,319,861
1.85% 7/25/27	EUR	5,819,125	7,575,366
2.10% 7/25/23	EUR	14,839,380	17,712,443
3.40% 7/25/29	EUR	768,062	1,159,924
3.40% 7/25/29	EUR	6,964,630	10,517,955
			164,241,455
Germany–1.49%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	12,052,770	13,569,541
0.10% 4/15/26	EUR	5,721,473	6,670,218
			20,239,759
Indonesia–0.13%
Indonesia Government International Bond 2.85% 2/14/30		1,765,000	1,711,992
			1,711,992
Italy–8.09%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	13,415,144	14,608,894
0.10% 5/15/23	EUR	7,042,322	7,611,882
0.45% 5/22/23	EUR	295,953	322,424
1.25% 9/15/32	EUR	705,650	768,174
1.30% 5/15/28	EUR	31,409,101	34,820,798
2.10% 9/15/21	EUR	7,056,885	8,000,072
2.35% 9/15/24	EUR	8,999,194	10,589,440
2.60% 9/15/23	EUR	17,068,158	20,105,127
3.10% 9/15/26	EUR	10,120,124	12,629,057
			109,455,868
Japan–9.71%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	679,079,700	6,314,289
0.10% 3/10/24	JPY	459,842,400	4,263,779
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japanese Government CPI Linked Bonds (continued)
0.10% 9/10/24	JPY	874,913,400	$ 8,112,427
0.10% 3/10/25	JPY	1,709,256,100	15,872,515
0.10% 3/10/26	JPY	1,370,517,120	12,739,659
0.10% 3/10/27	JPY	2,206,475,250	20,500,058
0.10% 3/10/28	JPY	3,182,679,756	29,614,240
0.10% 3/10/29	JPY	3,653,007,552	33,973,565
			131,390,532
Mexico–0.38%
Mexico Government International Bonds
3.25% 4/16/30		2,625,000	2,460,938
4.50% 4/22/29		2,625,000	2,690,651
			5,151,589
New Zealand–0.08%
New Zealand Government Inflation Linked Bond 2.50% 9/20/40	NZD	1,332,000	1,060,977
			1,060,977
Panama–0.02%
Panama Government International Bond 4.50% 4/1/56		220,000	238,150
			238,150
Saudi Arabia–0.07%
Saudi Government International Bond 4.38% 4/16/29		865,000	928,984
			928,984
Spain–3.29%
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,035,493	1,151,969
0.30% 11/30/21	EUR	6,650,176	7,377,602
0.65% 11/30/27	EUR	18,854,634	21,705,160
0.70% 11/30/33	EUR	61,211	72,084
1.80% 11/30/24	EUR	11,918,030	14,278,170
			44,584,985
Sweden–0.96%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,440,343
0.13% 12/1/27	SEK	4,090,000	479,928
0.25% 6/1/22	SEK	22,950,000	2,558,975
1.00% 6/1/25	SEK	31,395,000	3,768,140
3.50% 12/1/28	SEK	25,000,000	4,720,097
			12,967,483
United Kingdom–6.83%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	11,647,508	15,982,271
0.13% 3/22/26	GBP	7,186,062	10,478,474
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Gilt Inflation Linked Bonds (continued)
0.13% 8/10/28	GBP	1,046,075	$ 1,635,416
1.88% 11/22/22	GBP	42,693,678	59,302,726
2.50% 7/17/24	GBP	1,115,000	4,979,143
			92,378,030
Uruguay–0.06%
Uruguay Government International Bond 4.38% 1/23/31		810,000	880,883
			880,883
Total Sovereign Bonds (Cost $623,892,310)			612,658,322
U.S. TREASURY OBLIGATIONS–52.45%
U. S. Treasury Inflation Indexed Bonds 1.00% 2/15/48		2,588,850	3,189,813
U.S. Treasury Inflation Index
0.13% 1/15/30		31,827,643	32,831,303
0.25% 7/15/29		31,564,624	32,806,528
0.25% 2/15/50		12,826,935	13,230,085
U.S. Treasury Inflation Protected Security
0.13% 7/15/24		58,562,972	58,695,759
0.13% 7/15/26		52,496,563	52,997,921
0.25% 1/15/25		68,326,748	68,947,263
0.38% 7/15/23		30,890,218	31,076,715
0.38% 7/15/25		39,852,962	40,663,753
0.38% 1/15/27		46,721,920	47,854,658
0.38% 7/15/27		41,265,901	42,481,293
0.50% 1/15/28		37,678,662	39,288,231
0.63% 4/15/23		19,101,377	19,247,230
0.63% 1/15/24		20,395,921	20,733,819
0.63% 1/15/26		60,114,659	62,116,506
0.75% 7/15/28		39,012,075	41,769,162
0.88% 1/15/29		34,346,392	37,352,161
1.00% 2/15/49		14,755,595	18,359,026
1.75% 1/15/28		9,640,531	10,972,203
2.00% 1/15/26		5,412,792	6,023,001
2.38% 1/15/25		12,949,443	14,362,652
2.38% 1/15/27		581,968	674,904
2.50% 1/15/29		5,555,347	6,821,945
3.88% 4/15/29		5,366,083	7,239,734
Total U.S. Treasury Obligations (Cost $679,144,117)			709,735,665

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	12,303,387	$ 12,303,387
Total Money Market Fund (Cost $12,303,387)		12,303,387

TOTAL INVESTMENTS–98.94% (Cost $1,319,580,333)	1,338,866,799
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.06%	14,387,933
NET ASSETS APPLICABLE TO 136,417,579 SHARES OUTSTANDING –100.00%	$1,353,254,732

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	2,000,000	USD	(2,195,244)	4/3/20	$10,743	$—
BCLY	EUR	(322,000)	USD	344,558	4/3/20	—	(10,606)
BCLY	EUR	8,955,312	USD	(9,839,481)	5/5/20	51,356	—
BCLY	EUR	1,355,000	USD	(1,556,820)	6/17/20	—	(57,939)
BCLY	EUR	(710,000)	USD	769,778	6/17/20	—	(15,614)
BCLY	SEK	(137,829,000)	USD	14,444,129	4/3/20	510,521	—
BCLY	SEK	137,829,000	USD	(13,609,035)	4/3/20	324,573	—
BCLY	SEK	(137,829,000)	USD	13,619,465	5/5/20	—	(324,864)
BMO	GBP	(976,000)	USD	1,128,735	4/3/20	—	(83,601)
BMO	GBP	735,142	USD	(912,562)	5/5/20	1,266	—
BNP	EUR	1,293,792	USD	(1,423,929)	4/3/20	3,115	—
BNYM	EUR	1,781,767	USD	(1,909,860)	4/3/20	55,418	—
BOA	EUR	(2,380,668)	USD	2,536,428	4/3/20	—	(89,434)
BOA	GBP	390,183	USD	(484,224)	5/5/20	798	—
CITI	AUD	(17,673,000)	USD	11,556,905	4/3/20	686,092	—
CITI	AUD	17,616,000	USD	(10,733,658)	4/3/20	102,094	—
CITI	AUD	(17,616,000)	USD	10,734,475	5/5/20	—	(103,093)
CITI	CAD	(2,097,355)	USD	1,522,410	4/3/20	32,025	—
CITI	EUR	578,694	USD	(655,045)	4/3/20	—	(16,749)
CITI	GBP	(85,046,000)	USD	108,688,023	4/3/20	3,048,356	—
CITI	GBP	10,520,000	USD	(13,620,539)	4/3/20	—	(553,148)
CITI	GBP	1,125,000	USD	(1,360,654)	4/3/20	36,761	—
CITI	JPY	126,862,522	USD	(1,177,081)	5/7/20	4,964	—
CITI	SEK	8,800,152	USD	(888,929)	5/5/20	1,393	—
DB	GBP	(934,699)	USD	1,194,901	4/3/20	33,868	—
DB	GBP	669,000	USD	(877,241)	4/3/20	—	(46,244)
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	EUR	(5,729,354)	USD	6,561,721	4/3/20	$242,280	$—
GSI	EUR	662,924	USD	(741,524)	4/3/20	—	(10,323)
GSI	EUR	(3,426,000)	USD	3,723,964	4/3/20	—	(54,893)
GSI	GBP	(605,000)	USD	704,760	6/17/20	—	(47,730)
GSI	JPY	(8,910,000)	USD	81,242	4/3/20	—	(1,629)
GSI	JPY	150,849,000	USD	(1,480,000)	6/17/20	—	(72,416)
GSI	JPY	(77,404,910)	USD	710,000	6/17/20	—	(12,271)
JPMC	GBP	(1,561,689)	USD	1,824,869	4/3/20	—	(114,979)
JPMC	GBP	1,150,000	USD	(1,512,049)	6/17/20	—	(81,696)
MSC	AUD	2,190,000	USD	(1,458,208)	6/17/20	—	(110,863)
MSC	CAD	(15,039,453)	USD	11,210,963	4/3/20	523,895	—
MSC	CAD	2,362,000	USD	(1,731,688)	4/3/20	—	(53,246)
MSC	CAD	1,059,585	USD	(751,135)	4/3/20	1,809	—
MSC	EUR	(322,948,000)	USD	360,009,036	4/3/20	3,799,431	—
MSC	EUR	168,108,338	USD	(187,850,560)	4/3/20	—	(2,428,126)
MSC	EUR	165,151,000	USD	(181,792,711)	4/3/20	367,799	—
MSC	EUR	(154,839,663)	USD	173,276,422	5/5/20	2,261,296	—
MSC	EUR	(164,092,000)	USD	180,848,238	5/5/20	—	(385,778)
MSC	GBP	(413,000)	USD	509,171	4/3/20	—	(3,836)
MSC	JPY	(434,460,247)	USD	4,124,978	4/3/20	84,080	—
MSC	JPY	198,897,761	USD	(1,847,246)	4/3/20	2,695	—
MSC	NZD	(1,920,000)	USD	1,201,369	4/3/20	55,754	—
NAB	DKK	(26,930,000)	USD	4,016,142	4/3/20	37,291	—
NAB	DKK	28,551,000	USD	(4,183,392)	4/3/20	34,959	—
NAB	DKK	(28,551,000)	USD	4,186,935	5/5/20	—	(36,617)
RBC	AUD	(1,220,000)	USD	707,548	6/17/20	—	(43,028)
SCB	EUR	(16,526,000)	USD	17,755,060	4/3/20	—	(473,014)
TDB	DKK	(1,621,080)	USD	245,720	4/3/20	6,209	—
TDB	EUR	4,000,000	USD	(4,434,808)	4/3/20	—	(22,833)
TNTC	GBP	(297,563)	USD	384,132	4/3/20	14,515	—
UBS	JPY	(14,322,773,000)	USD	130,399,070	4/3/20	—	(2,816,519)
UBS	JPY	(365,744,000)	USD	3,405,390	4/3/20	3,618	—
UBS	JPY	14,292,391,000	USD	(132,094,780)	4/3/20	838,227	—
UBS	JPY	(14,292,391,000)	USD	132,298,979	5/7/20	—	(870,767)
Total Foreign Currency Exchange Contracts						$13,177,201	$(8,941,856)
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(9)	90 Day IMM Eurodollar	$(2,238,187)	$(2,239,413)	6/15/20	$1,225	$—
(144)	Euro-BTP	(22,458,385)	(23,474,152)	6/8/20	1,015,767	—
(87)	Euro-Bund	(16,552,722)	(16,842,054)	6/8/20	289,332	—
43	Euro-O.A.T.	7,929,880	8,154,720	6/8/20	—	(224,840)
11	Japan 10 yr Bonds (OSE)	15,608,184	15,600,498	6/15/20	7,686	—
322	Long Gilt	54,470,045	53,963,290	6/26/20	506,755	—
(206)	U.S. Treasury 10 yr Notes	(28,569,625)	(27,607,745)	6/19/20	—	(961,880)
(295)	U.S. Treasury 10 yr Ultra Notes	(46,029,219)	(45,475,760)	6/19/20	—	(553,459)
381	U.S. Treasury 2 yr Notes	83,965,852	83,942,563	6/30/20	23,289	—
(166)	U.S. Treasury Ultra Bonds	(36,831,250)	(35,380,998)	6/19/20	—	(1,450,252)
Total Futures Contracts					$1,844,054	$(3,190,431)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BNYM–BNY Mellon
BOA–Bank of America
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IMM–International Monetary Market
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NAB–National Australia Bank
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBC–Royal Bank of Canada
SCB–Standard Chartered Bank
SEK–Swedish Krona
TDB–Toronto-Dominion Bank
TNTC–The Northern Trust Company
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$183,888	$—	$183,888
Non-Agency Commercial Mortgage-Backed Securities	—	3,985,537	—	3,985,537
Sovereign Bonds	—	612,658,322	—	612,658,322
U.S. Treasury Obligations	—	709,735,665	—	709,735,665
Money Market Fund	12,303,387	—	—	12,303,387
Total Investments	$12,303,387	$1,326,563,412	$—	$1,338,866,799
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$13,177,201	$—	$13,177,201
Futures Contracts	$1,844,054	$—	$—	$1,844,054
Liabilities:
Foreign Currency Exchange Contracts	$—	$(8,941,856)	$—	$(8,941,856)
Futures Contracts	$(3,190,431)	$—	$—	$(3,190,431)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–7